Convertible notes payable	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Convertible notes payable	Convertible notes payable
The following is a summary of the Company’s convertible notes payable and its fair value as of December 31, 2023 and June 30, 2024.

	Principal amount	Unamortized debt issuance costs	Net Carrying amount	Fair Value
				Amount	Leveling
	RMB	RMB	RMB
5% Investor Notes due on November 8, 2025
As of December 31, 2023	461,494	(5,793)	455,701	396,884	Level 3
As of June 30, 2024	472,368	(4,751)	467,617	415,702	Level 3
The fair value of the convertible notes payable was estimated using the binomial model with the key assumptions including risk-free rate of return, volatility, and bond yield.